Finance Items - Schedule of Finance Income and Finance Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finance income:
Interest income	$ 17,349	$ 106,335
Finance income	17,349	106,335
Finance costs:
Interest expense and similar charges	(340,040)	(401,582)
Amounts capitalized to property, plant and equipment	337,727	396,922
Accretion of decommissioning obligations	(3,197)	(5,361)
Finance costs	$ (5,510)	$ (10,021)